Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross balance at January 1	$ 4,439	$ 966	$ 0
Gross increase related to current year tax positions	5,280	3,473	171
Gross increase related to prior year tax positions	179	0	795
Gross unrecognized tax benefits	$ 9,898	$ 4,439	$ 966